Organization and Business (Details)	1 Months Ended
Sep. 30, 2021 USD ($)
Organization and Business [Line items]
Purchase price	$ 60,000
Promissory note amount	$ 60,000
Bears interest rate	8.00%
Maturity date	Oct. 01, 2023